Taxation	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Taxation
29	TAXATION
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax relates to the same tax authority.

(a)	The amount of taxation charged to net profit represents:

	For the year ended 31 December
	2020 RMB million	2019 RMB million	2018 RMB million
Current taxation - Enterprise income tax	6,588	614	6,397
Deferred taxation	(3,485)	167	(4,412)

Total tax charges	3,103	781	1,985

(b)	The reconciliation between the Group’s effective tax rate and the statutory tax rate of 25% in the PRC (2019: 25%, 2018: 25%) is as follows:

	For the year ended 31 December
	2020 RMB million	2019 RMB million	2018 RMB million
Profit before income tax	54,488	59,795	13,921
Tax computed at the statutory tax rate	13,622	14,949	3,480
Adjustment on current income tax of previous period (i)	(464)	(5,228)	(324)
Non-taxable income (ii)	(10,787)	(9,589)	(6,771)
Expenses not deductible for tax purposes (ii)	202	313	5,319
Unused tax losses	495	239	25
Tax losses utilised from previous periods	—	—	(86)
Others	35	97	342

Income tax at the effective tax rate	3,103	781	1,985

(i)
According to Cai Shui [2019] No.72, Notice on
Pre-tax
Deduction Policy of Commissions and Handling Charges for Insurance Companies, the commissions and handling charges incurred by insurance companies related to its operating activities, which do not exceed 18% of the total premium income of the year after deducting surrender premium, etc., are allowed to be deducted in calculating the taxable income, and the excessive part is allowed to be brought forward to subsequent years. This notice issued above was effective from 1 January 2019 and applicable to the final settlement and payment of enterprise income tax filing for the year ended 31 December 2018. Accordingly, the Company’s current income tax for the year ended 31 December 2019 was deducted by RMB5,154 million regarding to the final settlement and payment.

(ii)
Non-taxable
income mainly includes interest income from government bonds, dividend income from applicable equity securities, etc. Expenses not deductible for tax purposes mainly include donations and other expenses that do not meet the criteria for deduction according to the relevant tax regulations.

(c)	As at 31 December 2020 and 31 December 2019, the amounts of deferred tax assets and liabilities are as follows:

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Deferred tax assets	17,174	13,352
Deferred tax liabilities	(32,373)	(23,554)

Net deferred tax assets	87	128
Net deferred tax liabilities	(15,286)	(10,330)

As at 31 December 2020 and 31 December 2019, deferred income tax was calculated in full on temporary differences under the liability method using the principal tax rate of 25%. The movements in net deferred income tax assets and liabilities during the period were as follows:
Net deferred tax assets/(liabilities)

	Insurance RMB million	Investments RMB million	Others RMB million	Total RMB million
	(i)	(ii)	(iii)
As at 1 January 2019	(5,308)	3,927	2,638	1,257
(Charged)/credited to net profit	1,985	(2,428)	276	(167)
(Charged)/credited to other comprehensive income
- Available-for-sale securities	—	(16,260)	—	(16,260)
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	4,880	—	—	4,880
- Others	—	88	—	88

As at 31 December 2019	1,557	(14,673)	2,914	(10,202)

As at 1 January 2020	1,557	(14,673)	2,914	(10,202)
(Charged)/credited to net profit	1,787	1,759	(61)	3,485
(Charged)/credited to other comprehensive income
- Available-for-sale securities	—	(9,446)	—	(9,446)
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	990	—	—	990
- Others	—	(26)	—	(26)

As at 31 December 2020	4,334	(22,386)	2,853	(15,199)

(i)
The deferred tax liabilities arising from the insurance category are mainly related to the change of long-term insurance contract liabilities at 31 December 2008 as a result of the first time adoption of IFRSs in 2009 and the temporary differences of short-term insurance contract liabilities and policyholder dividends payable.

(ii)
The deferred tax arising from the investments category is mainly related to the temporary differences of unrealised gains/(losses) on available-for-sale
securities, securities at fair value through profit or loss, and others.

(iii)	The deferred tax arising from the others category is mainly related to the temporary differences of employee salaries and welfare costs payable.
Unrecognised deductible tax losses of the Group amounted to RMB3,300 million as at 31 December 2020 (as at 31 December 2019: RMB1,321 million). Unrecognised deductible temporary differences of the Group amounted to RMB1 million as at 31 December 2020 (as at 31 December 2019: RMB1 million).

(d)	The analysis of net deferred tax assets and deferred tax liabilities is as follows:

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Deferred tax assets:
- deferred tax assets to be recovered after 12 months	10,882	7,508
- deferred tax assets to be recovered within 12 months	6,292	5,844

Subtotal	17,174	13,352

Deferred tax liabilities:
- deferred tax liabilities to be settled after 12 months	(28,107)	(19,906)
- deferred tax liabilities to be settled within 12 months	(4,266)	(3,648)

Subtotal	(32,373)	(23,554)

Net deferred tax liabilities	(15,199)	(10,202)